iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 99.8%
AAR Corp.
(a)(b)
............................ 397,983 $ 56,883,710
AeroVironment, Inc.
(a)(b)
...................... 327,116 53,997,038
Archer Aviation, Inc., Class A
(a)(b)
................ 6,456,120 30,537,448
Astronics Corp.
(a)(b)
......................... 320,012 26,004,175
Astronics Corp., Class B
(a)(b)
................... 68,793 5,228,268
ATI, Inc.
(a)
............................... 1,382,689 272,528,002
Axon Enterprise, Inc.
(a)(b)
..................... 816,647 457,820,475
Beta Technologies, Inc., Class A
(a)(b)
............. 314,846 5,273,670
Boeing Co. (The)
(a)(b)
........................ 5,936,383 1,285,048,828
BWX Technologies, Inc. ..................... 928,227 180,679,385
Cadre Holdings, Inc. ........................ 307,450 8,765,399
Carpenter Technology Corp. .................. 503,409 310,522,808
Curtiss-Wright Corp. ........................ 374,281 283,615,171
Ducommun, Inc.
(a)(b)
........................ 140,437 26,010,337
Firefly Aerospace, Inc.
(a)(b)
.................... 332,065 9,762,711
FTAI Aviation Ltd. .......................... 1,039,356 281,176,979
General Dynamics Corp. ..................... 1,767,316 626,054,020
General Electric Co. ........................ 8,740,310 3,266,516,056
HEICO Corp. ............................ 407,895 145,288,120
HEICO Corp., Class A ....................... 786,435 202,829,451
Hexcel Corp. ............................. 764,677 76,513,581
Howmet Aerospace, Inc. ..................... 2,416,042 649,577,052
Huntington Ingalls Industries, Inc. ............... 399,236 111,742,164
Intuitive Machines, Inc., Class A
(a)(b)
.............. 1,278,567 27,348,548
Karman Holdings, Inc.
(a)(b)
.................... 925,278 46,189,878
Kratos Defense & Security Solutions, Inc.
(a)
........ 1,900,037 94,735,845
L3Harris Technologies, Inc. ................... 1,887,511 548,491,821
Leonardo DRS, Inc. ........................ 782,787 33,401,521
Loar Holdings, Inc.
(a)(b)
....................... 359,992 29,018,955
Lockheed Martin Corp. ...................... 1,148,107 584,914,592
Mercury Systems, Inc.
(a)(b)
.................... 535,892 65,555,668
Moog, Inc., Class A ........................ 288,141 122,125,681
National Presto Industries, Inc. ................. 53,643 6,704,839
Northrop Grumman Corp. .................... 1,111,848 566,275,305
Red Cat Holdings, Inc.
(a)(b)
.................... 1,335,748 14,225,716
Redwire Corp.
(a)(b)
.......................... 1,126,852 13,781,400
Security Shares Value
a
Aerospace & Defense (continued)
Rocket Lab Corp.
(a)(b)
....................... 5,160,152 $ 524,529,451
RTX Corp. .............................. 11,281,516 2,140,442,031
StandardAero, Inc.
(a)(b)
....................... 1,922,149 57,491,477
Textron, Inc.
(b)
............................ 1,761,813 161,611,106
TransDigm Group, Inc. ...................... 497,195 662,283,628
V2X, Inc.
(a)(b)
............................. 205,932 15,354,290
Virgin Galactic Holdings, Inc.
(a)(b)
................ 1,017,847 2,941,578
Voyager Technologies, Inc., Class A
(a)(b)
........... 129,815 4,186,534
VSE Corp.
(b)
............................. 284,551 65,019,903
Woodward, Inc. ........................... 603,684 256,831,321
York Space Systems, Inc.
(a)(b)
.................. 193,506 4,764,118
14,420,600,054
a
Leisure Products  — 0.1%
Smith & Wesson Brands, Inc. .................. 450,219 6,771,294
Sturm Ruger & Co., Inc. ..................... 161,330 6,106,340
12,877,634
a
Total Long-Term Investments — 99.9%
(Cost: $11,345,312,933) .............................. 14,433,477,688
a
Short-Term Securities
Money Market Funds  —  1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.82%
(c)(d)(e)
............................ 254,558,028 254,634,396
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.62%
(c)(d)
............................. 13,927,805 13,927,805
a
Total Short-Term Securities — 1.9%
(Cost: $268,514,453) ................................ 268,562,201
Total Investments — 101.8%
(Cost: $11,613,827,386) .............................. 14,702,039,889
Liabilities in Excess of Other Assets — (1.8)% ............... (257,907,439)
Net Assets — 100.0% ................................. $ 14,444,132,450
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 197,299,480  $ 57,284,739
(a)
$ —  $ 33,610  $ 16,567  $ 254,634,396  254,558,028  $ 204,514
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 7,233,156  6,694,649
(a)
—  —  —  13,927,805  13,927,805  64,387  —
$ —  $ 33,610  $ 16,567
$ 268,562,201
$ 268,901  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Aerospace & Defense ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 52 09/18/26 $ 9,786 $ 205,891
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,433,477,688  $ —  $ —  $ 14,433,477,688
Short-Term Securities
Money Market Funds ...................................... 268,562,201  —  —  268,562,201
$ 14,702,039,889  $ —  $ —  $ 14,702,039,889
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 205,891  $ —  $ —  $ 205,891
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.